Introduction and overview of Group's risk management - Financial instruments by category - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 825,716	$ 1,118,253
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	823,598	1,112,122
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,105	6,121
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13	10
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	212,323	211,025
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	212,323	211,025
Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	317,452	387,019
Other receivables | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	317,452	387,019
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	293,823	514,078
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	293,823	514,078
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13	10
Financial assets at fair value through other comprehensive income, category [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13	10
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,105	6,121
Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 2,105	$ 6,121